Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Retirement Benefits [Abstract]
Matching contribution	$ 1,400	$ 965	$ 0